RELATED PARTY TRANSACTION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION

7.     RELATED PARTY TRANSACTION

On January 14, 2021, the Company issued 1,000 shares of Series B Preferred Stock to David Lee. As of June 30, 2021, there were no Series B Preferred Stock outstanding. The total purchase price is $0.10 for 1,000 shares of Series B Preferred Stock. The Series B Preferred stock expired on January 29, 2021. As of June 30, 2021, there were no shares of Series B outstanding.

NEWHYDROGEN, INC.

(FORMERLY BIOSOLAR, INC.)

NOTES TO CONDENSED FINANCIAL STATEMENTS – UNAUDITED

FOR THE SIX MONTHS ENDED JUNE 30, 2021 AND 2020

On April 14, 2021, the Company issued 1,000 shares of Series D Preferred Stock to David Lee s. The total purchase price is $0.10 for 1,000 shares of Series D Preferred Stock. The Series D Preferred stock expired on May 29, 2021. As of June 30, 2021, there were no shares of Series D outstanding.

8. RELATED PARTY TRANSACTION

On October 28, 2019, the Company issued 1,000 shares of Series A Preferred Stock at $20 par value to Mr. David Lee as a bonus for services. The Series A Preferred Stock had a fifty-one (51%) voting right only and was redeemed at par value on December 12, 2019. As of December 31, 2019, there were no Series A Preferred Stock outstanding.